Trade accounts receivable, net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Trade accounts receivable, net [Abstract]
Trade accounts receivable	$ 48,171,172	302,779,899	300,023,348
Less: Allowance for doubtful accounts
Trade accounts receivable, net	48,171,172	302,779,899	300,023,348
Trade Accounts Receivable Pledged As Collateral			29,196,300